Fair Value Measurements (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Jul. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)
Derivative Instrument, Shares of Common Stock Held (in shares) | shares	281,768		281,768
Derivative Instrument, Common Shares Held, Per Share (in dollars per share) | $ / shares	$ 32.79		$ 32.79
Measurement Input, Long-term Revenue Growth Rate [Member] | Minimum
Estimated fair value consideration percentage	10		10
Measurement Input, Long-term Revenue Growth Rate [Member] | Maximum
Estimated fair value consideration percentage	13		13
Measurement Input, Discount Rate [Member] | Minimum
Estimated fair value consideration percentage	10		10
Measurement Input, Discount Rate [Member] | Maximum
Estimated fair value consideration percentage	13		13
General and Administrative Expense [Member]
Expense (recovery) | $	$ (1.9)	$ (2.4)	$ 0.6	$ (2.5)